Transactions with Related Parties, Spin-Off of United (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 28, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions with Related Parties [Abstract]
Proceeds from redemption of Series C preferred shares		$ 0	$ 0	$ 10,000
Series C Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Redemption price as a percentage of stated value	105.00%
Proceeds from redemption of Series C preferred shares	$ 10,500
Dividends received				243
Series C Preferred Shares [Member] | Interest and Other Income [Member]
Transactions with Related Parties [Abstract]
Difference between redemption price and original price of preferred share redeemed				$ 500
United [Member] | Series C Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Redemption of preferred shares (in shares)	10,000